Document And Entity Information - USD ($)	12 Months Ended
	Jun. 30, 2020	Sep. 24, 2020	Dec. 31, 2019
Document Information Line Items
Entity Registrant Name	Kentucky First Federal Bancorp
Document Type	10-K/A
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		8,252,215
Entity Public Float			$ 23,700,000
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 1 (the “Amendment”) to amend our annual report on Form 10-K for the year ended June 30, 2020, as filed with the U.S. Securities and Exchange Commission on September 28, 2020 (“Original Filing”). This amendment is being filed for the sole purpose of amending the Report of Independent Registered Public Account Firm in Part II, Item 8 of the Original Filing and the Consent of BKD, LLP in Exhibit 23.1 of the Original Filing. The electronic signature “/s/” was inadvertently omitted from the signature line of BKD, LLP in the Report of Independent Registered Public Accounting Firm. The electronic signature “/s/ BKD, LLP” was inadvertently omitted from the signature line in the Consent of BKD, LLP. This Amendment makes no changes to the financial statements included in the Original Filing, does not reflect any subsequent developments or events, and, except as specifically described in this Explanatory Note, does not modify or update any information in the Original Filing. For convenience and ease of reference, this Amendment includes the Original Filing in its entirety (except for signatures) with such changes.
Entity Central Index Key	0001297341
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity File Number	0-51176
Entity Incorporation, State or Country Code	KY
Entity Interactive Data Current	Yes